Offerings	Aug. 26, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Ally Financial Term Notes, Series A Due August 15, 2027
Maximum Aggregate Offering Price	$ 11,976,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,767.66
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.800% Ally Financial Term Notes, Series A Due August 15, 2034
Maximum Aggregate Offering Price	$ 8,790,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,297.40
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.